Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 1,897,000,000	$ 955,000,000
Cross Currency Swaps [member] | Not later than one year [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2018
Notional Amount	$ 4,652,000,000	$ 24,354,000,000
Fair Value (Liability)		$ (3,863,000,000)
Fair Value Asset	$ 498,000,000
Cross Currency Swaps [member] | Later than one year and not later than two years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2019
Notional Amount	$ 14,400,000,000	$ 6,263,000,000
Fair Value (Liability)	(79,000,000)	$ (205,000,000)
Fair Value Asset	$ 969,000,000
Cross Currency Swaps [member] | Later than two years and not later than three years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021	2020
Notional Amount	$ 4,035,000,000	$ 14,439,000,000
Fair Value (Liability)		(163,000,000)
Fair Value Asset	$ 586,000,000	$ 605,000,000
Cross Currency Swaps [member] | Later than three years and not later than four years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023	2021
Notional Amount	$ 11,219,000,000	$ 4,046,000,000
Fair Value (Liability)	(390,000,000)
Fair Value Asset	$ 135,000,000	$ 24,000,000
Cross Currency Swaps [member] | Later than four years and not later than five years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2027	2023
Notional Amount	$ 6,889,000,000	$ 1,776,000,000
Fair Value (Liability)	(42,000,000)
Fair Value Asset	$ 202,000,000	$ 139,000,000
Cross Currency Swaps [member] | Later than five years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2027
Notional Amount		$ 6,907,000,000
Fair Value (Liability)		(129,000,000)
Fair Value Asset		$ 179,000,000